Right-of-use assets	12 Months Ended
Sep. 30, 2023
Right-Of-Use Assets [Abstract]
Right-of-use assets	Right-of-use assets

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2022	1,049,445	180,164	40,689	1,270,298
Additions	32,772	48,883	1,030	82,685
Change in estimates and lease modifications	13,940	—	—	13,940
Disposals/retirements	(101,670)	(36,792)	(3,121)	(141,583)
Foreign currency translation adjustment	28,423	7,246	345	36,014
As at September 30, 2023	1,022,910	199,501	38,943	1,261,354
Accumulated depreciation
As at September 30, 2022	610,007	88,923	36,247	735,177
Depreciation expense (Note 24)	103,249	36,988	2,793	143,030
Impairment (Note 24)	9,649	—	—	9,649
Disposals/retirements	(94,676)	(31,700)	(3,121)	(129,497)
Foreign currency translation adjustment	15,792	4,589	293	20,674
As at September 30, 2023	644,021	98,800	36,212	779,033
Net carrying amount as at September 30, 2023	378,889	100,701	2,731	482,321

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2021	1,080,867	174,354	39,093	1,294,314
Additions	90,830	25,554	3,683	120,067
Additions - business acquisitions (Note 27c)	21,622	492	—	22,114
Change in estimates and lease modifications	(7,946)	—	—	(7,946)
Disposals/retirements	(88,546)	(11,704)	—	(100,250)
Foreign currency translation adjustment	(47,382)	(8,532)	(2,087)	(58,001)
As at September 30, 2022	1,049,445	180,164	40,689	1,270,298
Accumulated depreciation
As at September 30, 2021	606,558	67,975	33,574	708,107
Depreciation expense (Note 24)	103,489	33,260	4,546	141,295
Impairment (Note 24)	3,858	—	—	3,858
Disposals/retirements	(74,973)	(7,749)	—	(82,722)
Foreign currency translation adjustment	(28,925)	(4,563)	(1,873)	(35,361)
As at September 30, 2022	610,007	88,923	36,247	735,177
Net carrying amount as at September 30, 2022	439,438	91,241	4,442	535,121